Finance Lease Liabilities (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)
Finance Lease Liabilities
Leases cost	$ 10,417	$ 81,207	$ 6,543	$ 51,127